Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Entity Central Index Key	0000806636
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000025443
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Fund
Trading Symbol	LLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We returned -0.77% over the period ending June 30, 2026. The broader market has grown highly speculative, and we are grateful for your patience. Our portfolios have become more attractive on Price-to-Value (P/V) and Price-to-Free Cash Flow (P/FCF) metrics.

Notable contributors

• FedEx Corporation, People Incorporated, Fortune Brands Innovations, Inc., Magnum Ice Cream Co. N.V. and MGM Resorts International

Notable detractors

• Mattel, Inc., Albertsons Companies, Inc., Fidelity National Information Services, Inc., Regeneron Pharmaceuticals Inc. and Bio-Rad Laboratories, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Longleaf Partners Fund	Russell 1000® Value Index	S&P 500® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$12,235	$11,553	$11,790
Jun-2018	$13,178	$12,335	$13,484
Jun-2019	$11,668	$13,379	$14,889
Jun-2020	$10,354	$12,197	$16,006
Jun-2021	$16,817	$17,525	$22,536
Jun-2022	$14,144	$16,330	$20,144
Jun-2023	$15,174	$18,214	$24,091
Jun-2024	$16,068	$20,592	$30,006
Jun-2025	$17,491	$23,414	$34,556
Jun-2026	$17,880	$29,757	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 years	10 Years
Longleaf Partners Fund	-0.77%	2.22%	1.23%	5.98%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell 1000® Value Index	16.23%	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,059,467,180
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 3,724,333
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,059,467,180
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$3,724,333
Portfolio Turnover	33%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.6%
Energy	6.0%
Industrials	7.0%
Communications	7.3%
Real Estate	7.7%
Financials	9.7%
Health Care	13.1%
Consumer Staples	18.8%
Consumer Discretionary	18.8%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	88.4%
Short-Term Investments and Other Assets (Liabilities), Net	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rayonier, Inc.	7.7%
The Magnum Ice Cream Company N.V.	7.4%
People, Inc.	7.3%
Exor N.V.	7.1%
Mattel, Inc.	6.7%
Albertsons Companies, Inc. - Class A	6.7%
CNX Resources Corporation	6.0%
Fortune Brands Innovations, Inc.	4.9%
The Kraft Heinz Company	4.7%
Regeneron Pharmaceuticals, Inc.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000117771
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Global Fund
Trading Symbol	LLGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-global-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We returned 1.21% over the period ending June 30, 2026. The broader market has grown highly speculative, and we are grateful for your patience. Our portfolios have become more attractive on Price-to-Value (P/V) and Price-to-Free Cash Flow (P/FCF) metrics.

Notable contributors

• Delivery Hero SE, Glanbia PLC, People Incorporated, Fortune Brands Innovations, Inc. and FedEx Corporation

Notable detractors

• IDP Education Ltd., Mattel, Inc., Jollibee Foods Corp., Regeneron Pharmaceuticals, Inc. and Albertsons Companies, Inc.

Line Graph [Table Text Block]
Table Summary
	Longleaf Partners Global Fund	FTSE Developed Index	MSCI World Index	MSCI World Value Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$14,289	$11,870	$11,820	$11,868
Jun-2018	$15,058	$13,179	$13,130	$12,528
Jun-2019	$14,288	$13,933	$13,961	$13,059
Jun-2020	$12,879	$14,326	$14,358	$11,581
Jun-2021	$18,103	$19,949	$19,964	$15,971
Jun-2022	$13,734	$16,981	$17,102	$14,912
Jun-2023	$15,363	$20,085	$20,267	$16,500
Jun-2024	$16,380	$24,061	$24,360	$18,793
Jun-2025	$18,957	$28,009	$28,320	$21,788
Jun-2026	$20,725	$34,655	$34,363	$26,328

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	1.21%	9.33%	2.74%	7.56%
FTSE Developed Index	11.40%	23.73%	11.68%	13.23%
MSCI World Index	9.69%	21.34%	11.47%	13.14%
MSCI World Value Index	10.50%	20.84%	10.51%	10.16%

AssetsNet	$ 692,022,383
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 2,941,840
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$692,022,383
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$2,941,840
Portfolio Turnover	32%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	8.9%
Industrials	3.7%
Energy	6.0%
Financials	7.1%
Real Estate	7.7%
Health Care	11.7%
Communications	14.1%
Consumer Discretionary	20.3%
Consumer Staples	20.5%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	91.1%
Short-Term Investments and Other Assets (Liabilities), Net	8.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	8.9%
Japan	1.3%
Ireland	2.7%
Mexico	3.4%
Philippines	3.4%
Australia	4.5%
France	6.9%
Netherlands	17.0%
United States	51.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Rayonier, Inc.	7.7%
People, Inc.	7.2%
Exor N.V.	7.1%
Canal+ SA	6.9%
The Magnum Ice Cream Company N.V.	6.2%
CNX Resources Corporation	6.0%
Mattel, Inc.	5.7%
Regeneron Pharmaceuticals, Inc.	4.8%
Albertsons Companies, Inc. - Class A	4.7%
IDP Education Ltd.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.
C000025444
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Small-Cap Fund
Trading Symbol	LLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$46	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We returned -5.12% over the period ending June 30, 2026. The broader market has grown highly speculative, and we are grateful for your patience. Our portfolios have become more attractive on Price-to-Value (P/V) and Price-to-Free Cash Flow (P/FCF) metrics.

Notable contributors

• Shenandoah Telecommunications Company, Atlanta Braves Holdings Inc, Alexander's, Inc., TripAdvisor, Inc. and Graham Holdings

Notable detractors

• Liberty Capital Corporation, Mattel, Inc., Becle S.A.B. de C.V., Empire State Realty Trust, Inc. and CNX Resources Corporation

Line Graph [Table Text Block]
Table Summary
	Longleaf Partners Small-Cap Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Jun-2016	$10,000	$10,000	$10,000	$10,000
Jun-2017	$11,478	$12,460	$12,486	$11,851
Jun-2018	$12,840	$14,649	$14,121	$13,602
Jun-2019	$12,177	$14,164	$13,241	$14,824
Jun-2020	$9,669	$13,226	$10,927	$15,792
Jun-2021	$15,812	$21,429	$18,934	$22,767
Jun-2022	$13,120	$16,029	$15,851	$19,610
Jun-2023	$13,472	$18,002	$16,803	$23,327
Jun-2024	$15,322	$19,812	$18,634	$28,721
Jun-2025	$17,122	$21,334	$19,666	$33,114
Jun-2026	$16,763	$30,034	$28,123	$40,667

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	-5.12%	-2.10%	1.17%	5.30%
Russell 2000® Index	22.57%	40.78%	6.98%	11.62%
Russell 2000® Value Index	22.99%	43.01%	8.23%	10.89%
Russell 3000® Index	10.86%	22.81%	12.30%	15.06%

AssetsNet	$ 640,714,679
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,914,739
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$640,714,679
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$2,914,739
Portfolio Turnover	25%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	11.2%
Materials	3.8%
Financials	4.9%
Energy	6.2%
Consumer Discretionary	16.7%
Communications	17.7%
Real Estate	19.3%
Consumer Staples	20.2%

Asset Weighting (% of net assets)

Table Summary
Value	Value
Common Stocks	88.8%
Short-Term Investments and Other Assets (Liabilities), Net	11.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Becle S.A.B. de C.V.	7.9%
Rayonier, Inc.	7.7%
Empire State Realty Trust, Inc. - Class A	7.3%
Mattel, Inc.	7.1%
Liberty Capital Corporation - Class C	6.5%
CNX Resources Corporation	6.2%
Shenandoah Telecommunications Company	6.2%
White Mountains Insurance Group Ltd.	4.9%
Atlanta Braves Holdings, Inc. - Class C	4.9%
TripAdvisor, Inc.	4.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized